Reconciliation of Income Tax Expense to Amount Computed by applying Current Tax Rate to Income Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income before income taxes	$ 52,359	$ 52,621	$ 15,804
PRC tax rate	25.00%	25.00%	24.00%
Income tax expense at PRC tax rate on income before income tax	(13,090)	(13,155)	(3,793)
Effect of difference between Hong Kong and PRC tax rates applied to Hong Kong income	(487)	(258)	(221)
Effect of change in tax law			142
Change in valuation allowance	(3,306)	(3,972)	(428)
Reversal of deferred tax liability on withholding tax on undistributed profits of PRC subsidiaries	1,378
Non-deductible impairment loss on goodwill			(708)
Non-deductible and non-taxable items	2,292	49	1,574
Over provision of income tax expense in prior years		185	1,369
Withholding tax	1,192	1,510
Others	878	453	(131)
Income tax expense	$ (11,143)	$ (15,188)	$ (2,196)